UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06190

Putnam International Equity Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam International Equity Fund
Class A [POVSX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.16%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class A shares of Putnam International Equity Fund returned 22.10%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.
Putnam International Equity Fund	PAGE 1	39047-ATSA-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class A	22.10	11.66	6.19
Class A (with sales charge)	15.08	10.34	5.56
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
*	Does not include derivatives, except purchased options, if any.
Putnam International Equity Fund	PAGE 2	39047-ATSA-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSA-0825

Putnam International Equity Fund
Class C [PIGCX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class C shares of Putnam International Equity Fund returned 21.17%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.
Putnam International Equity Fund	PAGE 1	39047-ATSC-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class C	21.17	10.83	5.56
Class C (with sales charge)	20.17	10.83	5.56
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
*	Does not include derivatives, except purchased options, if any.
Putnam International Equity Fund	PAGE 2	39047-ATSC-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSC-0825

Putnam International Equity Fund
Class R [PIERX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$157	1.41%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R shares of Putnam International Equity Fund returned 21.75%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.
Putnam International Equity Fund	PAGE 1	39047-ATSR-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R	21.75	11.37	5.92
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
*	Does not include derivatives, except purchased options, if any.
Putnam International Equity Fund	PAGE 2	39047-ATSR-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSR-0825

Putnam International Equity Fund
Class R5 [POVDX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$97	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R5 shares of Putnam International Equity Fund returned 22.46%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.
Putnam International Equity Fund	PAGE 1	39047-ATSR5-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R5	22.46	12.03	6.54
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
*	Does not include derivatives, except purchased options, if any.
Putnam International Equity Fund	PAGE 2	39047-ATSR5-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSR5-0825

Putnam International Equity Fund
Class R6 [POVEX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class R6 shares of Putnam International Equity Fund returned 22.56%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.
Putnam International Equity Fund	PAGE 1	39047-ATSR6-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class R6	22.56	12.12	6.64
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
*	Does not include derivatives, except purchased options, if any.
Putnam International Equity Fund	PAGE 2	39047-ATSR6-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSR6-0825

Putnam International Equity Fund
Class Y [POVYX]
Annual Shareholder Report | June 30, 2025

This annual shareholder report contains important information about Putnam International Equity Fund for the period July 1, 2024, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2025, Class Y shares of Putnam International Equity Fund returned 22.37%. The Fund compares its performance to the MSCI EAFE Index-NR, which returned 17.73% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Ryohin Keikaku, a Japanese retailer.
↑	Underweight exposure to Novo Nordisk, a pharmaceutical company.
↑	Overweight position in Euronext, an operator of securities exchanges.

Top detractors from performance:
↓	Samsung Electronics, a consumer electronics company.
↓	Overweight position in STMicroelectronics, which was sold from the portfolio by the close of the period.
↓	Overweight position in Renesas Electronics, which was sold from the portfolio by the close of the period.
Putnam International Equity Fund	PAGE 1	39047-ATSY-0825

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 6/30/2015 — 6/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2025

	1 Year	5 Year	10 Year
Class Y	22.37	11.93	6.46
MSCI All Country World ex-U.S. Index-NR	17.72	10.13	6.12
MSCI EAFE Index-NR	17.73	11.16	6.51
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$804,881,856
Total Number of Portfolio Holdings*	66
Total Management Fee Paid	$4,716,543
Portfolio Turnover Rate	77%
*	Does not include derivatives, except purchased options, if any.
Putnam International Equity Fund	PAGE 2	39047-ATSY-0825

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Investment Management, LLC (“Putnam Management”) for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Templeton”).
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective June 30, 2025, the portfolio managers for the Fund are Vivek Gandhi and David Morgan.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Equity Fund	PAGE 3	39047-ATSY-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending June 30, 2024 and June 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $71,458 in June 30, 2024 and $61,777 in June 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in June 30, 2024 and $0 in June 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $9,447 in June 30, 2024 and $15,745 in June 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in June 30, 2024 and $0 in June 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $914,963 in June 30, 2024 and $583,796 in June 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
International
Equity Fund
Financial Statements and Other Important Information
Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 18
Report of Independent Registered Public Accounting Firm 35
Tax Information 36
Changes In and Disagreements with Accountants 37
Results of Meeting(s) of Shareholders 37
Remuneration Paid to Directors, Officers and Others 37
Board Approval of Management and Subadvisory Agreements 37

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.40 $24.18 $20.01 $28.93 $22.21
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.48 0.30 0.48
c
0.19
Net realized and unrealized gains (losses) ........... 5.14 2.21 3.87 (5.81) 7.21
Total from investment operations .................... 5.52 2.69 4.17 (5.33) 7.40
Less distributions from:
Net investment income .......................... (0.28) (0.47) — (0.41) (0.30)
Net realized gains ............................. (1.04) — — (3.15) (0.38)
Tax return of capital ............................ — — — (0.03) —
Total distributions ............................... (1.32) (0.47) — (3.59) (0.68)
Net asset value, end of year ....................... $30.60 $26.40 $24.18 $20.01 $28.93
Total return
d
................................... 22.10% 11.25% 20.84% (20.88)% 33.64%
Ratios to average net assets
Expenses
e
.................................... 1.16% 1.20% 1.26% 1.26%
f
1.23%
Net investment income ........................... 1.38% 1.92% 1.36% 1.87%
c
0.72%
Supplemental data
Net assets, end of year (000’s) ..................... $641,292 $581,406 $575,684 $526,727 $716,014
Portfolio turnover rate ............................ 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.22 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.00%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.35 $23.19 $19.34 $28.00 $21.51
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.17 0.25 0.11 0.26
c
(0.02)
Net realized and unrealized gains (losses) ........... 4.95 2.16 3.74 (5.60) 6.99
Total from investment operations .................... 5.12 2.41 3.85 (5.34) 6.97
Less distributions from:
Net investment income .......................... (0.04) (0.25) — (0.14) (0.10)
Net realized gains ............................. (1.04) — — (3.15) (0.38)
Tax return of capital ............................ — — — (0.03) —
Total distributions ............................... (1.08) (0.25) — (3.32) (0.48)
Net asset value, end of year ....................... $29.39 $25.35 $23.19 $19.34 $28.00
Total return
d
................................... 21.17% 10.44% 19.91% (21.44)% 32.63%
Ratios to average net assets
Expenses
e
.................................... 1.91% 1.95% 2.01% 2.01%
f
1.98%
Net investment income (loss) ...................... 0.63% 1.06% 0.53% 1.03%
c
(0.07)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,275 $4,789 $6,224 $7,679 $14,722
Portfolio turnover rate ............................ 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.22 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.14%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.88 $23.71 $19.67 $28.49 $21.83
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.42 0.24 0.40
c
0.11
Net realized and unrealized gains (losses) ........... 5.04 2.16 3.80 (5.71) 7.10
Total from investment operations .................... 5.34 2.58 4.04 (5.31) 7.21
Less distributions from:
Net investment income .......................... (0.22) (0.41) — (0.33) (0.17)
Net realized gains ............................. (1.04) — — (3.15) (0.38)
Tax return of capital ............................ — — — (0.03) —
Total distributions ............................... (1.26) (0.41) — (3.51) (0.55)
Net asset value, end of year ....................... $29.96 $25.88 $23.71 $19.67 $28.49
Total return .................................... 21.75% 11.00% 20.54% (21.08)% 33.26%
Ratios to average net assets
Expenses
d
.................................... 1.41% 1.45% 1.51% 1.51%
e
1.48%
Net investment income ........................... 1.13% 1.71% 1.12% 1.54%
c
0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $1,430 $1,110 $1,022 $789 $1,553
Portfolio turnover rate ............................ 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.24 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.59%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.44 $25.10 $20.70 $29.80 $22.65
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.60 0.31 0.58
c
0.22
Net realized and unrealized gains (losses) ........... 5.35 2.29 4.09 (6.00) 7.45
Total from investment operations .................... 5.83 2.89 4.40 (5.42) 7.67
Less distributions from:
Net investment income .......................... (0.37) (0.55) — (0.50) (0.14)
Net realized gains ............................. (1.04) — — (3.15) (0.38)
Tax return of capital ............................ — — — (0.03) —
Total distributions ............................... (1.41) (0.55) — (3.68) (0.52)
Net asset value, end of year ....................... $31.86 $27.44 $25.10 $20.70 $29.80
Total return .................................... 22.46% 11.66% 21.26% (20.62)% 34.07%
Ratios to average net assets
Expenses
d
.................................... 0.87% 0.89% 0.93% 0.95%
e
0.90%
Net investment income ........................... 1.70% 2.28% 1.41% 2.21%
c
0.86%
Supplemental data
Net assets, end of year (000’s) ..................... $15 $13 $11 $23 $30
Portfolio turnover rate ............................ 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.32%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.07 $24.77 $20.42 $29.45 $22.59
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.58 0.41 0.60
c
0.30
Net realized and unrealized gains (losses) ........... 5.27 2.29 3.94 (5.92) 7.35
Total from investment operations .................... 5.76 2.87 4.35 (5.32) 7.65
Less distributions from:
Net investment income .......................... (0.39) (0.57) — (0.53) (0.41)
Net realized gains ............................. (1.04) — — (3.15) (0.38)
Tax return of capital ............................ — — — (0.03) —
Total distributions ............................... (1.43) (0.57) — (3.71) (0.79)
Net asset value, end of year ....................... $31.40 $27.07 $24.77 $20.42 $29.45
Total return .................................... 22.56% 11.76% 21.30% (20.53)% 34.22%
Ratios to average net assets
Expenses
d
.................................... 0.76% 0.79% 0.83% 0.85%
e
0.80%
Net investment income ........................... 1.78% 2.27% 1.83% 2.31%
c
1.11%
Supplemental data
Net assets, end of year (000’s) ..................... $23,059 $29,198 $31,335 $23,487 $29,354
Portfolio turnover rate ............................ 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.44%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam International Equity Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.88 $24.60 $20.31 $29.32 $22.50
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.56 0.36 0.56
c
0.26
Net realized and unrealized gains (losses) ........... 5.24 2.25 3.93 (5.90) 7.30
Total from investment operations .................... 5.69 2.81 4.29 (5.34) 7.56
Less distributions from:
Net investment income .......................... (0.35) (0.53) — (0.49) (0.36)
Net realized gains ............................. (1.04) — — (3.15) (0.38)
Tax return of capital ............................ — — — (0.03) —
Total distributions ............................... (1.39) (0.53) — (3.67) (0.74)
Net asset value, end of year ....................... $31.18 $26.88 $24.60 $20.31 $29.32
Total return .................................... 22.37% 11.58% 21.12% (20.68)% 33.95%
Ratios to average net assets
Expenses
d
.................................... 0.91% 0.95% 1.01% 1.01%
e
0.98%
Net investment income ........................... 1.63% 2.21% 1.63% 2.14%
c
0.99%
Supplemental data
Net assets, end of year (000’s) ..................... $134,810 $119,960 $110,134 $99,686 $128,719
Portfolio turnover rate ............................ 77% 76% 64% 89% 91%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.27%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam International Equity Fund
Schedule of Investments, June 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 97.1%
Australia 1.4%
Glencore plc .................... Metals & Mining 2,988,284 $ 11,644,275
Canada 0.8%
Canadian National Railway Co. ...... Ground Transportation 63,300 6,595,658
China 1.5%
JD.com, Inc., A .................. Broadline Retail 251,100 4,101,044
Tencent Holdings Ltd. ............. Interactive Media & Services 121,600 7,835,371
11,936,415
France 13.5%
Accor SA ...................... Hotels, Restaurants & Leisure 221,120 11,588,557
Airbus SE ...................... Aerospace & Defense 91,230 19,085,384
BNP Paribas SA ................. Banks 182,768 16,394,602
Cie de Saint-Gobain SA ........... Building Products 144,734 17,002,662
Danone SA ..................... Food Products 122,758 10,044,469
Thales SA ...................... Aerospace & Defense 57,771 17,058,309
Vinci SA ....................... Construction & Engineering 117,704 17,357,854
108,531,837
Germany 4.8%
a,b
Auto1 Group SE, 144A, Reg S ...... Specialty Retail 143,654 4,650,857
Deutsche Bank AG ............... Capital Markets 209,930 6,223,465
Deutsche Boerse AG .............. Capital Markets 57,714 18,854,561
Siemens AG .................... Industrial Conglomerates 33,172 8,520,500
38,249,383
Greece 1.7%
National Bank of Greece SA ........ Banks 1,104,307 14,080,742
Hong Kong 2.7%
Jardine Matheson Holdings Ltd. ..... Industrial Conglomerates 134,800 6,478,853
Prudential plc ................... Insurance 1,230,694 15,403,676
21,882,529
India 0.5%
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 41,200 4,038,424
Indonesia 0.5%
Unilever Indonesia Tbk . PT ......... Household Products 42,687,000 3,816,221
Italy 4.7%
Buzzi SpA ...................... Construction Materials 158,206 8,774,119
Prysmian SpA ................... Electrical Equipment 201,656 14,277,087
Ryanair Holdings plc, ADR ......... Passenger Airlines 257,500 14,850,025
37,901,231
Japan 20.8%
Asahi Group Holdings Ltd. .......... Beverages 714,800 9,554,831
Ebara Corp. .................... Machinery 347,700 6,668,078
Hoya Corp. ..................... Health Care Equipment & Supplies 170,500 20,248,940
Mitsubishi UFJ Financial Group, Inc. .. Banks 1,402,500 19,121,113
Nintendo Co. Ltd. ................ Entertainment 217,600 20,896,093
Nippon Sanso Holdings Corp. ....... Chemicals 183,900 6,959,054
NOF Corp. ..................... Chemicals 496,600 9,516,217
Ryohin Keikaku Co. Ltd. ........... Broadline Retail 206,800 9,917,869
SBI Holdings, Inc. ................ Capital Markets 472,600 16,467,814
SoftBank Group Corp. ............. Wireless Telecommunication Services 133,500 9,706,255
Sony Group Corp. ................ Household Durables 770,100 20,022,851

Putnam International Equity Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. . Banks 551,400 $ 13,884,782
a
Tokyo Electric Power Co. Holdings, Inc. Electric Utilities 1,293,800 4,306,702
167,270,599
Netherlands 8.5%
Akzo Nobel NV .................. Chemicals 161,699 11,345,395
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 24,223 19,410,782
b
Euronext NV, 144A, Reg S ......... Capital Markets 113,204 19,396,600
Universal Music Group NV ......... Entertainment 371,339 12,046,446
Wolters Kluwer NV ............... Professional Services 37,957 6,347,857
68,547,080
South Korea 1.2%
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 44,954 9,686,760
Spain 3.3%
Iberdrola SA .................... Electric Utilities 1,382,337 26,593,441
Taiwan 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 416,000 15,212,851
United Arab Emirates 1.1%
Abu Dhabi Islamic Bank PJSC ...... Banks 1,512,076 8,852,866
United Kingdom 13.6%
AstraZeneca plc ................. Pharmaceuticals 93,612 13,027,904
Coca-Cola Europacific Partners plc ... Beverages 125,800 11,664,176
Compass Group plc .............. Hotels, Restaurants & Leisure 299,671 10,150,459
London Stock Exchange Group plc ... Capital Markets 150,384 21,993,242
NatWest Group plc ............... Banks 2,201,167 15,458,695
Tesco plc ...................... Consumer Staples Distribution & Retail 3,860,386 21,284,328
Unilever plc ..................... Personal Care Products 263,957 16,108,308
109,687,112
United States 14.6%
BP plc ......................... Oil, Gas & Consumable Fuels 1,546,108 7,703,170
CRH plc ....................... Construction Materials 166,448 15,364,767
Haleon plc ..................... Pharmaceuticals 2,928,702 15,052,450
Linde plc ....................... Chemicals 36,550 17,148,529
Novartis AG .................... Pharmaceuticals 127,655 15,494,395
Roche Holding AG ............... Pharmaceuticals 57,444 18,750,864
Schneider Electric SE ............. Electrical Equipment 60,705 16,298,376
Shell plc ....................... Oil, Gas & Consumable Fuels 326,177 11,455,172
117,267,723
Total Common Stocks (Cost $587,923,161) .....................................
781,795,147
a
Preferred Stocks 1.0%
South Korea 1.0%
c
Samsung Electronics Co. Ltd., 2.2% .. Technology Hardware, Storage & Peripherals 221,660 8,131,578
Total Preferred Stocks (Cost $8,336,930) .......................................
8,131,578

Putnam International Equity Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.1%
United States 0.1%
d,e
U.S. Treasury Inflation Indexed Bonds ,
0.375%, 7/15/27 ................ 272,000 $ 268,357
e
U.S. Treasury Notes, 0.625%, 8/15/30 . 689,400 588,104
856,461
Total U.S. Government and Agency Securities (Cost $856,461) ....................
856,461
Total Long Term Investments (Cost $597,116,552) ...............................
790,783,186
Short Term Investments 0.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.2%
United States 0.2%
f,g
U.S. Treasury Bills, 4.22%, 10/02/25 .. 1,700,000 1,681,465
Total U.S. Government and Agency Securities (Cost $1,682,094) ..................
1,681,465
Shares
Money Market Funds 0.1%
United States 0.1%
h,i
Putnam Short Term Investment Fund,
Class P, 4.581% ................ 853,857 853,857
Total Money Market Funds (Cost $853,857) .....................................
853,857
a a a a a
Total Short Term Investments (Cost $2,535,951 ) .................................
2,535,322
a a a
Total Investments (Cost $599,652,503) 98.5% ...................................
$793,318,508
Other Assets, less Liabilities 1.5% .............................................
11,563,348
Net Assets 100.0% ...........................................................
$804,881,856
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non -income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $24,047,457, representing 3.0% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1 ( f ).
e
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( c ).
f
The rate shown represents the yield at period end.
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $1,182,861, representing 0.1% net assets.
h
See Note 3 ( g ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Putnam International Equity Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 15,475,100 9,840,309 7/16/25 $ 347,182 $ —
Australian Dollar .... CITI Sell 3,710,600 2,241,685 7/16/25 — (201,059)
Australian Dollar .... HSBK Buy 17,508,400 11,073,648 7/16/25 452,393 —
Australian Dollar .... MSCO Buy 12,037,900 7,597,420 7/16/25 327,310 —
Australian Dollar .... SSBT Buy 15,186,100 9,577,980 7/16/25 419,257 —
Australian Dollar .... TDOM Buy 15,097,200 9,522,785 7/16/25 415,927 —
Australian Dollar .... WPAC Buy 10,083,600 6,414,312 7/16/25 223,872 —
Canadian Dollar .... BOFA Sell 770,800 541,478 7/16/25 — (24,992)
Canadian Dollar .... BZWS Sell 3,968,600 2,787,473 7/16/25 — (129,099)
Canadian Dollar .... JPHQ Sell 8,500 5,970 7/16/25 — (277)
Canadian Dollar .... UBSW Sell 2,744,700 1,927,823 7/16/25 — (89,290)
Canadian Dollar .... WPAC Sell 2,584,800 1,815,385 7/16/25 — (84,215)
Israeli New Shekel .. BZWS Buy 3,904,800 1,059,498 7/16/25 99,849 —
Israeli New Shekel .. SSBT Buy 20,304,200 5,508,614 7/16/25 519,764 —
New Zealand Dollar . JPHQ Buy 456,500 262,909 7/16/25 15,481 —
New Zealand Dollar . MSCO Buy 1,910,300 1,099,943 7/16/25 65,025 —
Chinese Yuan ...... BOFA Sell 21,316,000 2,977,145 8/20/25 — (12,486)
Chinese Yuan ...... SSBT Buy 22,253,800 3,107,562 8/20/25 13,598 —
Chinese Yuan ...... SSBT Sell 65,403,400 9,150,911 8/20/25 — (22,104)
Hong Kong Dollar ... HSBK Buy 35,338,200 4,562,264 8/20/25 — (38,581)
Hong Kong Dollar ... SSBT Buy 33,953,900 4,378,337 8/20/25 — (31,859)
Indian Rupee ...... GSCO Sell 319,055,600 3,732,736 8/20/25 18,726 —
Japanese Yen ...... BOFA Buy 757,743,500 5,173,087 8/20/25 119,198 —
Japanese Yen ...... BOFA Sell 333,802,100 2,315,313 8/20/25 — (16,051)
Japanese Yen ...... BZWS Sell 1,083,559,300 7,494,424 8/20/25 — (73,448)
Japanese Yen ...... CITI Sell 301,418,000 2,097,955 8/20/25 — (7,230)
Japanese Yen ...... GSCO Sell 174,444,900 1,218,484 8/20/25 114 —
Japanese Yen ...... HSBK Buy 44,600,100 304,531 8/20/25 6,968 —
Japanese Yen ...... HSBK Sell 43,462,400 306,927 8/20/25 3,374 —
Japanese Yen ...... JPHQ Buy 326,902,400 2,231,611 8/20/25 51,564 —
Japanese Yen ...... MSCO Buy 2,487,017,000 17,169,798 8/20/25 210,175 (9,971)
Japanese Yen ...... MSCO Sell 617,810,500 4,312,292 8/20/25 14,127 (16,790)
Japanese Yen ...... SSBT Buy 66,517,500 454,101 8/20/25 10,475 —
Japanese Yen ...... SSBT Sell 75,041,600 528,944 8/20/25 4,833 —
Japanese Yen ...... TDOM Buy 397,262,100 2,711,883 8/20/25 62,703 —
Japanese Yen ...... UBSW Sell 421,943,900 2,946,931 8/20/25 — (40)
New Taiwan Dollar .. BZWS Sell 272,693,700 9,211,940 8/20/25 — (273,896)
New Taiwan Dollar .. SSBT Sell 124,035,200 4,193,921 8/20/25 — (120,728)
Singapore Dollar .... BOFA Buy 5,705,000 4,395,020 8/20/25 108,752 —
Singapore Dollar .... HSBK Buy 5,159,700 3,974,717 8/20/25 98,572 —
Singapore Dollar .... SSBT Buy 4,939,300 3,804,788 8/20/25 94,508 —
South Korean Won .. BOFA Sell 8,584,685,800 6,322,105 8/20/25 1,339 (43,929)
South Korean Won .. BZWS Buy 2,887,370,200 2,049,045 8/20/25 91,655 —
South Korean Won .. GSCO Sell 3,851,833,500 2,735,094 8/20/25 — (120,659)
South Korean Won .. HSBK Sell 4,816,363,600 3,541,444 8/20/25 — (29,413)
South Korean Won .. JPHQ Sell 9,929,932,400 7,050,005 8/20/25 — (312,057)
British Pound ...... BOFA Sell 2,341,300 3,173,578 9/17/25 — (41,827)
British Pound ...... BZWS Buy 1,969,800 2,669,225 9/17/25 35,984 —
British Pound ...... CITI Sell 2,313,800 3,124,064 9/17/25 — (53,575)
British Pound ...... GSCO Sell 9,881,300 13,342,176 9/17/25 — (228,229)
British Pound ...... HSBK Buy 2,803,200 3,771,708 9/17/25 78,045 —
British Pound ...... HSBK Sell 5,525,300 7,460,674 9/17/25 — (127,452)
British Pound ...... JPHQ Sell 4,486,400 6,056,382 9/17/25 — (104,980)
British Pound ...... MSCO Buy 861,200 1,173,112 9/17/25 9,610 —

Putnam International Equity Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... MSCO Sell 11,028,900 14,905,484 9/17/25 $ — $ (240,968)
British Pound ...... SSBT Buy 5,588,600 7,680,349 9/17/25 3,041 (8,330)
British Pound ...... SSBT Sell 1,836,600 2,479,731 9/17/25 — (42,549)
British Pound ...... TDOM Sell 2,224,100 3,002,713 9/17/25 — (51,737)
British Pound ...... UBSW Sell 3,783,500 5,108,406 9/17/25 — (87,634)
Czech Koruna ...... SSBT Buy 19,264,900 883,528 9/17/25 36,492 —
Danish Krone ...... BOFA Buy 6,986,600 1,074,435 9/17/25 35,147 —
Danish Krone ...... CITI Buy 16,045,800 2,501,565 9/17/25 46,759 —
Danish Krone ...... HSBK Buy 6,272,800 964,631 9/17/25 31,589 —
Danish Krone ...... JPHQ Buy 30,573,700 4,701,859 9/17/25 153,724 —
Danish Krone ...... MSCO Buy 26,898,600 4,136,480 9/17/25 135,440 —
Danish Krone ...... SSBT Buy 40,455,700 6,221,781 9/17/25 203,219 —
Euro ............. BOFA Buy 1,373,600 1,621,252 9/17/25 5,223 —
Euro ............. BOFA Sell 1,594,400 1,828,707 9/17/25 — (59,217)
Euro ............. BZWS Sell 13,449,400 15,424,061 9/17/25 — (501,324)
Euro ............. GSCO Sell 1,856,100 2,128,661 9/17/25 — (69,140)
Euro ............. HSBK Buy 9,206,300 10,716,804 9/17/25 184,342 —
Euro ............. HSBK Sell 10,574,400 12,139,825 9/17/25 — (381,283)
Euro ............. MSCO Buy 6,112,200 7,167,345 9/17/25 70,088 —
Euro ............. MSCO Sell 7,196,100 8,258,763 9/17/25 — (262,113)
Euro ............. SSBT Buy 989,300 1,141,208 9/17/25 30,218 —
Euro ............. SSBT Sell 5,985,200 7,078,360 9/17/25 — (8,693)
Euro ............. UBSW Sell 2,986,800 3,426,087 9/17/25 — (110,572)
Euro ............. WPAC Sell 6,524,100 7,481,773 9/17/25 — (243,390)
Norwegian Krone ... BOFA Buy 46,651,000 4,600,968 9/17/25 29,612 —
Swedish Krona ..... BOFA Buy 25,271,900 2,649,778 9/17/25 35,228 —
Swedish Krona ..... BZWS Buy 11,495,700 1,205,077 9/17/25 16,281 —
Swedish Krona ..... GSCO Buy 52,810,400 5,536,900 9/17/25 73,927 —
Swedish Krona ..... JPHQ Buy 61,673,900 6,464,737 9/17/25 87,790 —
Swedish Krona ..... MSCO Buy 58,547,600 6,138,236 9/17/25 82,138 —
Swedish Krona ..... TDOM Buy 42,292,100 4,433,520 9/17/25 59,793 —
Swedish Krona ..... WPAC Buy 22,208,700 2,327,590 9/17/25 31,967 —
Swiss Franc ....... BOFA Buy 5,290,300 6,517,837 9/17/25 215,604 —
Swiss Franc ....... BOFA Sell 2,656,500 3,323,629 9/17/25 — (57,538)
Swiss Franc ....... BZWS Buy 1,011,300 1,246,211 9/17/25 40,962 —
Swiss Franc ....... BZWS Sell 131,200 161,974 9/17/25 — (5,016)
Swiss Franc ....... GSCO Buy 4,849,900 5,976,390 9/17/25 196,515 —
Swiss Franc ....... HSBK Buy 3,232,800 3,983,636 9/17/25 131,040 —
Swiss Franc ....... HSBK Sell 2,215,400 2,793,951 9/17/25 — (25,788)
Swiss Franc ....... JPHQ Buy 6,586,700 8,115,209 9/17/25 268,277 —
Swiss Franc ....... MSCO Buy 10,757,800 13,270,340 9/17/25 422,081 —
Swiss Franc ....... MSCO Sell 6,002,300 7,504,909 9/17/25 683 (135,441)
Swiss Franc ....... SSBT Buy 7,784,900 9,591,603 9/17/25 316,940 —
Swiss Franc ....... TDOM Buy 3,843,500 4,735,001 9/17/25 156,967 —
Swiss Franc ....... WPAC Buy 1,189,800 1,465,921 9/17/25 48,445 —
Total Forward Exchange Contracts ................................................... $7,069,912 $(4,504,970)
Net unrealized appreciation (depreciation) ............................................ $2,564,942
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 34 .

Putnam International Equity Fund
Financial Statements
Statement of Assets and Liabilities
June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
International
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $598,798,646
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 853,857
Value - Unaffiliated issuers .................................................................. $792,464,651
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 853,857
Cash .................................................................................... 9,952,927
Receivables:
Investment securities sold ................................................................... 14,533,211
Capital shares sold ........................................................................ 748,860
Dividends ............................................................................... 2,709,171
European Union tax reclaims (Note 1 e ) ......................................................... 1,901,120
Unrealized appreciation on OTC forward exchange contracts .......................................... 7,069,912
Prepaid expenses .......................................................................... 394,353
Other assets .............................................................................. 224,174
Total assets .......................................................................... 830,852,236
Liabilities:
Payables:
Investment securities purchased .............................................................. 15,304,032
Capital shares redeemed ................................................................... 818,567
Management fees ......................................................................... 158,745
Administrative fees ........................................................................ 2,645
Distribution fees .......................................................................... 131,495
Transfer agent fees ........................................................................ 346,892
Trustees' fees and expenses ................................................................. 458,909
IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ............................. 918,614
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,169,251
Unrealized depreciation on OTC forward exchange contracts .......................................... 4,504,970
Collateral on certain derivative contracts, at value (Note 1 c ) ........................................... 856,461
Accrued expenses and other liabilities ........................................................... 299,799
Total liabilities ......................................................................... 25,970,380
Net assets, at value ................................................................. $804,881,856
Net assets consist of:
Paid-in capital ............................................................................. $569,538,495
Total distributable earnings (losses) ............................................................. 235,343,361
Net assets, at value ................................................................. $804,881,856

Putnam International Equity Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
International
Equity Fund
Class A:
Net assets, at value ....................................................................... $641,292,280
Shares outstanding ........................................................................ 20,955,451
Net asset value per share
a ,b
.................................................................. $30.60
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $32.47
Class C:
Net assets, at value ....................................................................... $4,274,960
Shares outstanding ........................................................................ 145,470
Net asset value and maximum offering price per share
a ,b
............................................ $29.39
Class R:
Net assets, at value ....................................................................... $1,430,471
Shares outstanding ........................................................................ 47,748
Net asset value and maximum offering price per share
b
............................................. $29.96
Class R5:
Net assets, at value ....................................................................... $14,772
Shares outstanding ........................................................................ 464
Net asset value and maximum offering price per share
b
............................................. $31.86
Class R6:
Net assets, at value ....................................................................... $23,059,404
Shares outstanding ........................................................................ 734,302
Net asset value and maximum offering price per share
b
............................................. $31.40
Class Y:
Net assets, at value ....................................................................... $134,809,969
Shares outstanding ........................................................................ 4,323,963
Net asset value and maximum offering price per share
b
............................................. $31.18
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam International Equity Fund
Financial Statements
Statement of Operations
for the year ended June 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
International
Equity Fund
Investment income:
Dividends: (net of foreign taxes of $1,411,213)
Unaffiliated issuers ........................................................................ $17,033,815
Non-controlled affiliates (Note 3 g ) ............................................................. 568,986
Interest:
Unaffiliated issuers ........................................................................ 654,229
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (109,817)
Non-controlled affiliates (Note 3 g ) ............................................................. 119,436
Other income (Note 1 e ) ...................................................................... 518,583
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 e ) .......................... (95,348)
Total investment income ................................................................... 18,689,884
Expenses:
Management fees (Note 3 a ) ................................................................... 4,716,543
Administrative fees (Note 3 b ) .................................................................. 12,343
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,455,240
    Class B ................................................................................ 676
    Class C ................................................................................ 42,366
    Class R ................................................................................ 5,953
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,167,884
    Class B ................................................................................ 136
Class C ................................................................................ 8,512
    Class R ................................................................................ 2,384
    Class R5 ............................................................................... 20
    Class R6 ............................................................................... 12,274
    Class Y ................................................................................ 243,977
Custodian fees (Note 4 ) ...................................................................... 120,949
Reports to shareholders fees .................................................................. 115,227
Registration and filing fees .................................................................... 104,540
Professional fees ........................................................................... 147,433
Trustees' fees and expenses (Note 3e) ........................................................... 25,980
Interest expense ........................................................................... 1,651
Other .................................................................................... 19,653
Total expenses ......................................................................... 8,203,741
Expense reductions (Note 4 ) ............................................................... (24,751)
Net expenses ......................................................................... 8,178,990
Net investment income ................................................................ 10,510,894

Putnam International Equity Fund
Financial Statements
Statement of Operations
(continued)
for the year ended June 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
International
Equity Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 55,460,711
Foreign currency transactions ................................................................ 34,745
Forward exchange contracts ................................................................. (2,335,309)
Net realized gain (loss) .................................................................. 53,160,147
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 81,350,395
Translation of other assets and liabilities denominated in foreign currencies .............................. 384,122
Forward exchange contracts ................................................................. 2,766,117
Net change in unrealized appreciation (depreciation) ............................................ 84,500,634
Net realized and unrealized gain (loss) ............................................................ 137,660,781
Net increase (decrease) in net assets resulting from operations .......................................... $148,171,675

Putnam International Equity Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam International Equity Fund
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,510,894 $14,208,938
Net realized gain (loss) ................................................. 53,160,147 42,171,484
Net change in unrealized appreciation (depreciation) ........................... 84,500,634 21,155,642
Net increase (decrease) in net assets resulting from operations ................ 148,171,675 77,536,064
Distributions to shareholders:
Class A ............................................................. (27,557,116) (10,724,402)
Class B ............................................................. — (5,200)
Class C ............................................................. (172,768) (53,775)
Class R ............................................................. (52,745) (16,735)
Class R5 ............................................................ (651) (250)
Class R6 ............................................................ (1,478,859) (720,416)
Class Y ............................................................. (6,113,686) (2,364,277)
Total distributions to shareholders .......................................... (35,375,825) (13,885,055)
Capital share transactions: (Note 2 )
Class A ............................................................. (30,847,767) (44,566,723)
Class B ............................................................. (422,191) (857,226)
Class C ............................................................. (1,117,530) (1,877,496)
Class R ............................................................. 123,951 (831)
Class R5 ............................................................ — 250
Class R6 ............................................................ (8,627,398) (4,780,412)
Class Y ............................................................. (3,908,280) (303,043)
Total capital share transactions ............................................ (44,799,215) (52,385,481)
Net increase (decrease) in net assets ................................... 67,996,635 11,265,528
Net assets:
Beginning of year ....................................................... 736,885,221 725,619,693
End of year ........................................................... $804,881,856 $736,885,221

Putnam International Equity Fund
Notes to financial statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam International Equity Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class R, Class R5, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt and certain preferred securities generally trade in
the OTC market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may

Putnam International Equity Fund
Notes to financial statements

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Annual Report
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam International Equity Fund
Notes to financial statements

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Annual Report
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At June 30, 2025, the Fund had no
securities on loan.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam International Equity Fund
Notes to financial statements

franklintempleton.com
Annual Report
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. During the fiscal year
ended June 30, 2025, the Fund received EU reclaims in
excess of the foreign taxes paid during the year. The Fund
determined to enter into a closing agreement with the IRS
and recorded the estimated payments as a reduction to
income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Putnam International Equity Fund
Notes to financial statements

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Annual Report
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 576,116 $15,664,899 507,634 $12,561,216
Shares issued in reinvestment of distributions .......... 1,051,609 26,090,424 408,234 10,136,446
Shares redeemed ............................... (2,692,695) (72,603,090) (2,706,782) (67,264,385)
Net increase (decrease) .......................... (1,064,970) $(30,847,767) (1,790,914) $(44,566,723)
Class B Shares:
*
Shares sold ................................... 68 $1,682 119 $2,851
Shares issued in reinvestment of distributions .......... — — 214 4,997
Shares redeemed ............................... (16,626) (423,873) (37,323) (865,074)
Net increase (decrease) .......................... (16,558) $(422,191) (36,990) $(857,226)
Class C Shares:
Shares sold ................................... 18,898 $496,208 14,639 $347,893
Shares issued in reinvestment of distributions .......... 6,892 164,851 2,166 51,839
Shares redeemed
a
.............................. (69,202) (1,778,589) (96,321) (2,277,228)
Net increase (decrease) .......................... (43,412) $(1,117,530) (79,516) $(1,877,496)
Class R Shares:
Shares sold ................................... 8,234 $219,113 7,594 $184,731
Shares issued in reinvestment of distributions .......... 2,018 49,069 644 15,686
Shares redeemed ............................... (5,401) (144,231) (8,466) (201,248)
Net increase (decrease) .......................... 4,851 $123,951 (228) $(831)
Class R5 Shares:
Shares issued in reinvestment of distributions .......... — $— 10 $250
Net increase (decrease) .......................... — $— 10 $250
1. Organization and Significant Accounting Policies
(continued)

Putnam International Equity Fund
Notes to financial statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
June 30, 2025
Year Ended
June 30, 2024
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 280,102 $7,886,174 393,132 $10,120,561
Shares issued in reinvestment of distributions .......... 55,604 1,412,909 27,556 699,910
Shares redeemed ............................... (680,003) (17,926,481) (606,926) (15,600,883)
Net increase (decrease) .......................... (344,297) $(8,627,398) (186,238) $(4,780,412)
Class Y Shares:
Shares sold ................................... 1,037,720 $28,699,164 1,460,566 $37,672,426
Shares issued in reinvestment of distributions .......... 229,305 5,789,956 82,729 2,088,089
Shares redeemed ............................... (1,405,697) (38,397,400) (1,556,859) (40,063,558)
Net increase (decrease) .......................... (138,672) $(3,908,280) (13,564) $(303,043)
*
Effective May 9, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Retail Management Limited Partnership (Putnam Retail
Management)
Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam International Equity Fund
Notes to financial statements

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Annual Report
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended June 30, 2025, the gross effective investment management fee rate was 0.642% of the Fund’s average daily net assets.
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03x multiplied by the difference between the Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the MSCI
EAFE Index (Net Returns) each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.15%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period.
This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam
Management would make a payment to the Fund.
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.642% of the Fund’s average net assets, which included an effective base fee of 0.675% and a decrease of 0.033%
(241,194) based on performance.
Annualized Fee Rate Net Assets
0.850% of the first $5 billion,
0.800% of the next $5 billion,
0.750% of the next $10 billion,
0.700% of the next $10 billion,
0.650% of the next $50 billion,
0.630% of the next $50 billion,
0.620% of the next $100 billion and
0.615% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam International Equity Fund
Notes to financial statements

franklintempleton.com
Annual Report
Putnam Management retained Advisers as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to
Advisers based on the costs of Advisers in providing these services to the Fund, which may include a mark-up not to exceed
15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024,
PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
For the period from August 2, 2024 through June 30, 2025, Distributors, acting as underwriter, received net commissions of
$17,251 from the sale of Class A shares and received $3 and $367 in contingent deferred sales charges from redemptions of
Class B and Class C shares, respectively. For the period July 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $552 from the sale of Class A shares and received no monies and $110 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively. A deferred sales charge of up to 1.00% is accessed on certain redemptions of Class A shares. For the period from August 2, 2024 through June 30, 2025,
Franklin Distributors, acting as underwriter, received $76 on Class A redemptions. For the period from July 1, 2024 through
August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on Class A redemptions.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class B ................................................................... 1.00% 1.00%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam International Equity Fund
Notes to financial statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts.
PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $8,745,769 $284,799,751 $(292,691,663) $— $— $853,857 853,857 $568,986
3. Transactions with Affiliates
(continued)

Putnam International Equity Fund
Notes to financial statements

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Annual Report
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through October 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended June 30, 2025, these purchase and sale transactions aggregated $255,136 and $–, respectively.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended June 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended June 30, 2025, the
Fund utilized $2,883,070 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Equity Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.608% ............. $— $94,217,785 $(94,217,785) $— $— $— — $119,436
Total Affiliated Securities ... $8,745,769 $379,017,536 $(386,909,448) $— $— $853,857 $688,422
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam International Equity Fund
Notes to financial statements

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Annual Report
The tax character of distributions paid during the years ended June 30, 2025 and 2024, was as follows:
At June 30, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims and passive foreign investment company shares.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2025, aggregated
$554,154,974 and $621,137,362, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $7,810,148 $13,885,055
Long term capital gain ...................................................... 27,565,677 —
$35,375,825 $13,885,055
Cost of investments .......................................................................... $607,093,961
Unrealized appreciation ........................................................................ $205,278,745
Unrealized depreciation ........................................................................ (16,489,256)
Net unrealized appreciation (depreciation) .......................................................... $188,789,489
Distributable earnings:
Undistributed ordinary income ................................................................... $15,843,579
Undistributed long term capital gains .............................................................. 25,528,877
Total distributable earnings ..................................................................... $41,372,456
5. Income Taxes
(continued)

Putnam International Equity Fund
Notes to financial statements

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Annual Report
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended June 30, 2025, the average month end contract value of forward exchange contracts was $488,182,394.
At June 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam International Equity Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 7,069,912 Unrealized depreciation on OTC
forward exchange contracts
$ 4,504,970
Total .................... $7,069,912 $4,504,970
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam International Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(2,335,309) Forward exchange contracts $2,766,117
Total ....................... $(2,335,309) $2,766,117
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam International Equity Fund
Forward Exchange Contracts ............................. $ 7,069,912 $ 4,504,970
Total ............................................. $7,069,912 $4,504,970
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Putnam International Equity Fund
Notes to financial statements

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Annual Report
At June 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam International Equity Fund
Counterparty
BOFA .................... $ 897,285 $ (256,040) $ (588,104) $ — $ 53,141
BZWS ................... 284,731 (284,731) — — —
CITI ..................... 46,759 (46,759) — — —
GSCO ................... 289,282 (289,282) — — —
HSBK ................... 986,323 (602,517) (268,358) — 115,448
JPHQ ................... 576,836 (417,314) — — 159,522
MSCO ................... 1,336,677 (665,283) — (440,000) 231,394
SSBT .................... 1,652,345 (234,263) — (1,179,251) 238,831
TDOM ................... 695,390 (51,737) — (550,000) 93,653
UBSW ................... — — — — —
WPAC ................... 304,284 (304,284) — — —
Total ................... $7,069,912 $(3,152,210) $(856,462) $(2,169,251) $891,989
$ 1
a
At June 30, 2025, the Fund received U.S. Treasury Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
8. Other Derivative Information
(continued)

Putnam International Equity Fund
Notes to financial statements

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Annual Report
At June 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 34 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam International Equity Fund
Counterparty
BOFA .................... $ 256,040 $ (256,040) $ — $ — $ —
BZWS ................... 982,783 (284,731) (698,052) — —
CITI ..................... 261,864 (46,759) (163,003) — 52,102
GSCO ................... 418,028 (289,282) (110,779) — 17,967
HSBK ................... 602,517 (602,517) — — —
JPHQ ................... 417,314 (417,314) — — —
MSCO ................... 665,283 (665,283) — — —
SSBT .................... 234,263 (234,263) — — —
TDOM ................... 51,737 (51,737) — — —
UBSW ................... 287,536 — (193,962) — 93,574
WPAC ................... 327,605 (304,284) — — 23,321
Total ................... $4,504,970 $(3,152,210) $(1,165,796) $— $186,964
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

Putnam International Equity Fund
Notes to financial statements

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Annual Report
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Equity Fund
Assets:
Investments in Securities:
Common Stocks:
Australia ............................. $ — $ 11,644,275 $ — $ 11,644,275
Canada .............................. 6,595,658 — — 6,595,658
China ............................... — 11,936,415 — 11,936,415
France ............................... — 108,531,837 — 108,531,837
Germany ............................. — 38,249,383 — 38,249,383
Greece .............................. — 14,080,742 — 14,080,742
Hong Kong ........................... — 21,882,529 — 21,882,529
India ................................ 4,038,424 — — 4,038,424
Indonesia ............................ — 3,816,221 — 3,816,221
Italy ................................. 14,850,025 23,051,206 — 37,901,231
Japan ............................... — 167,270,599 — 167,270,599
Netherlands ........................... — 68,547,080 — 68,547,080
South Korea .......................... — 9,686,760 — 9,686,760
Spain ................................ — 26,593,441 — 26,593,441
Taiwan ............................... — 15,212,851 — 15,212,851
United Arab Emirates .................... — 8,852,866 — 8,852,866
United Kingdom ........................ 11,664,176 98,022,936 — 109,687,112
United States .......................... 17,148,529 100,119,194 — 117,267,723
Preferred Stocks ........................ — 8,131,578 — 8,131,578
9. Credit Facility
(continued)

Putnam International Equity Fund
Notes to financial statements

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Annual Report
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam International Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
U.S. Government and Agency Securities ....... $ — $ 856,461 $ — $ 856,461
Short Term Investments ................... 853,857 1,681,465 — 2,535,322
Total Investments in Securities ........... $55,150,669 $738,167,839
a
$— $793,318,508
Other Financial Instruments:
Forward Exchange Contracts ............... $— $7,069,912 $— $7,069,912
Total Other Financial Instruments ......... $— $7,069,912 $— $7,069,912
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 4,504,970 $ — $ 4,504,970
Total Other Financial Instruments ......... $— $4,504,970 $— $4,504,970
a
Includes foreign securities valued at $731,323,211, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam International Equity Fund
Notes to financial statements

franklintempleton.com
Annual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
PJSC
Public Joint Stock Company

Putnam International Equity Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Putnam International Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
International Equity Fund (the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30,
2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 19, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam International Equity Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2025:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended June 30, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $27,565,677
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $17,210,970
Qualified Net Interest Income (QII) §871(k)(1)(C) $584,981
Section 163(j) Interest Earned §163(j) $474,333
Amount Reported
Foreign Taxes Paid $—
Foreign Source Income Earned $17,524,350

Putnam International Equity Fund

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Annual Report
Putnam International Equity Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the Advisor and The Putnam Advisory Company (“PAC”), and a subadvisory agreement between the
Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Franklin Advisers are each direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Putnam International Equity Fund

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Annual Report
entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

Putnam International Equity Fund

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Annual Report
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
In addition, your fund’s Management Contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the Management Contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating effectively to align further the Advisor’s economic interests with those of the fund’s shareholders.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least October 30, 2026. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

Putnam International Equity Fund

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Annual Report
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.

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Annual Report
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper International Large-Cap Core Funds) for the one-year, three-year and five-year periods ended
December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 279, 251, and 233 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
One-year period Three-year period Five-year period
3rd 2nd 2nd

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Annual Report
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39047-AFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam International Equity Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 26, 2025